CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Research and development costs	£ (19,294)	£ (23,717)	£ (4,522)
General and administrative costs	(6,297)	(6,039)	(2,498)
Operating loss	(25,591)	(29,756)	(7,020)
Finance income	2,783	7,018	1,841
Finance expense	(1,325)	(2,465)	(794)
Loss before taxation	(24,133)	(25,203)	(5,973)
Taxation — credit	4,232	4,706	954
Loss for the year	(19,901)	(20,497)	(5,019)
Other comprehensive income / (loss):
Exchange differences on translating foreign operations	38	(29)	43
Total comprehensive loss attributable to owners of the Company	£ (19,863)	£ (20,526)	£ (4,976)
Loss per ordinary share — basic and diluted (pence per share)	£ (0.189)	£ (0.234)	£ (0.150)